Investments in associates and joint ventures	6 Months Ended
Sep. 30, 2021
Investments in associates and joint ventures.
Investments in associates and joint ventures

7   Investment in associates and joint ventures

	30 September	31 March
	2021	2021
	€m	€m
VodafoneZiggo Group Holding B.V.	974	1,190
INWIT S.p.A.	2,837	2,920
TPG Telecom Limited	90	104
Other	75	35
Investment in joint ventures	3,976	4,249
Investment in associates	421	421
	4,397	4,670